Goodwill	6 Months Ended
Jun. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Goodwill

	Six months ended	Year ended
	June 30, 2018	December 31, 2017
	(in thousands)
Opening balance	$769,058	$616,088
Current period acquisitions (Note 6)	—	129,222
Prior period acquisitions (Note 6)	122	1,393
Foreign exchange movement	(10,043)	22,355

Closing balance	$759,137	$769,058